Apr. 20, 2026
Principal Long Duration ETF
Objective:
The Fund seeks to provide current income
and, as a secondary objective, capital appreciation during periods of falling U.S. interest rates.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(2)	0.19%

(1)  Based on estimated amounts.

(2)  The investment management agreement (the "Management Agreement") between the Fund and Principal Global Investors, LLC ("PGI") provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Fund's Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses, and tax reclaim recovery expenses and other extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Principal Long Duration ETF	$19	$61

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This Fund is new and does not have a portfolio turnover rate to disclose.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). STRIPS are created by separating a U.S. Treasury security's interest payments from its principal; the detached interest components are sold individually as zero-interest securities, while the principal component of the U.S. Treasury security is redeemed at par at maturity. U.S. Treasury securities are securities of varying maturities issued or guaranteed by the U.S. Department of the Treasury ("U.S. Treasury") where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The Fund may also invest in U.S. Treasury securities, such as U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds.

The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg US STRIPS 20+ Year Index, which as of March 31, 2026, was 24.38 years.

The Fund invests in derivatives, including futures and swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund may also use interest rate futures to manage duration, as well as for tactical interest rate positioning and cash management.

The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.

Performance

No performance information is shown because the Fund has not yet had a calendar year of performance. The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US STRIPS 20+ Year Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.